Unaudited Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Share Capital Ordinary share	Additional paid in capital in excess of par value of ordinary share	Employee share options	Restricted share units	Accumulated deficit	Financial statements translation differences of foreign operation	Treasury shares	Total
Balance at Dec. 31, 2023	$ 7,846	$ 165,228,386	$ 764,333	$ 175,599	$ (83,399,309)	$ 955,018	$ (29,580,140)	$ 54,151,733
Profit (Loss) for the period					1,611,588			1,611,588
Other Comprehensive income (loss) for the period					2,112	(1,949,532)		(1,947,420)
Total comprehensive income (loss) for the period					1,613,700	(1,949,532)		(335,832)
Share-based payment for professional services & acquisition of intangible asset	127	722,049						722,176
Exercise of convertible preference shares	2,178	6,264,479						6,266,657
Issuance of restricted share units	5	30,734		(69,795)				(39,056)
Issuance of ordinary shares	2,143	11,287,861						11,290,004
Balance at Jun. 30, 2024	12,299	183,533,509	764,333	105,804	(81,785,609)	(994,514)	(29,580,140)	72,055,682
Balance at Dec. 31, 2024	19,443	253,786,028	764,333	34,906	(148,238,729)	(55,500)	(33,206,628)	73,103,853
Profit (Loss) for the period					(8,503,060)			(8,503,060)
Other Comprehensive income (loss) for the period						1,057,235		1,057,235
Total comprehensive income (loss) for the period					(8,503,060)	1,057,235		(7,445,825)
Employee share option plans	2	17,794						17,796
Treasury stocks buyback							(1,798,849)	(1,798,849)
Share-based payment for professional services & acquisition of intangible asset	15	271,035						271,050
Issuance of restricted share units	16	69,129		403,497				472,642
Exercise of warrants	2,149	33,558,178						33,560,327
Balance at Jun. 30, 2025	$ 21,625	$ 287,702,164	$ 764,333	$ 438,403	$ (156,741,789)	$ 1,001,735	$ (35,005,477)	$ 98,180,994